UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number                     811-04700

The Gabelli Equity Trust Inc.
(Exact name of registrant as specified in charter)

One Corporate Center
Rye, New York 10580-1422
(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

Rye, New York 10580-1422
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: December 31

Date of reporting period: September 30, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

The Gabelli Equity Trust Inc.

Third Quarter Report — September 30, 2012

Portfolio Management Team

Mario J. Gabelli, CFA	Zahid Siddique

To Our Shareholders,

For the quarter ended September 30, 2012, the net asset value (“NAV”) total return of The Gabelli Equity Trust Inc. (the “Fund”) was 7.0%, compared with total returns of 6.4% and 5.0% for the Standard & Poor’s (“S&P”) 500 Index and the Dow Jones Industrial Average, respectively. The total return for the Fund’s publicly traded shares was 7.2%. The Fund’s NAV per share was $5.54, while the price of the publicly traded shares closed at $5.63 on the New York Stock Exchange (“NYSE”). See below for additional performance information.

Enclosed is the schedule of investments as of September 30, 2012.

Comparative Results

Average Annual Returns through September 30, 2012 (a) (Unaudited)							Since Inception (08/21/86)
	Quarter	1 Year	5 Year	10 Year	20 Year	25 Year
Gabelli Equity Trust
NAV Total Return (b)	6.96%	33.74%	1.11%	11.84%	9.72%	9.68%	10.28%
Investment Total Return (c)	7.24	31.98	1.65	9.57	9.77	10.41	10.00
S&P 500 Index	6.35	30.20	1.05	8.01	8.50	8.61	9.38(d)
Dow Jones Industrial Average	5.01	26.42	2.14	8.59	9.85	9.60	10.65(d)
Nasdaq Composite Index	6.54	30.71	3.95	11.19	8.74	8.10	8.36(d)
(a)

Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. When shares are sold, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The Dow Jones Industrial Average is an unmanaged index of 30 large capitalization stocks. The S&P 500 and the Nasdaq Composite Indices are unmanaged indicators of stock market performance. Dividends are considered reinvested except for the Nasdaq Composite Index. You cannot invest directly in an index.

(b)

Total returns and average annual returns reflect changes in the NAV per share, reinvestment of distributions at NAV on the ex-dividend date, adjustments for rights offerings, spin-offs, and taxes paid on undistributed long-term capital gains and are net of expenses. Since inception return is based on an initial NAV of $9.34.

(c)

Total returns and average annual returns reflect changes in closing market values on the NYSE, reinvestment of distributions, and adjustments for rights offerings, spin-offs, and taxes paid on undistributed long-term capital gains. Since inception return is based on an initial offering price of $10.00.

(d)	From August 31, 1986, the date closest to the Fund’s inception for which data is available.

The Gabelli Equity Trust Inc.

Portfolio Changes — Quarter Ended September 30, 2012 (Unaudited)

	Shares	Ownership at September 30, 2012
NET PURCHASES
Common Stocks
Abercrombie & Fitch Co., Cl. A	10,000	20,000
AMETEK Inc.(a)	156,000	471,000
Avon Products Inc.	15,000	65,000
Blyth Inc.	11,000	11,000
Brown-Forman Corp., Cl. A(b)	17,500	52,500
Brown-Forman Corp., Cl. B(b)	3,125	9,375
Cisco Systems Inc.	10,000	75,000
CIT Group Inc.	10,000	10,000
Coinstar Inc.	10,000	10,000
DIRECTV(c)	467,000	467,000
Dole Food Co. Inc.	50,000	50,000
Duke Energy Corp.(d)	18,000	18,000
Electronic Arts Inc.	20,000	20,000
Endo Health Solutions Inc.	8,000	8,000
Freeport-McMoRan Copper & Gold Inc.	4,000	24,000
General Electric Co.	35,000	200,000
H&R Block Inc.	4,000	24,000
Hospira Inc.	5,000	30,000
Interactive Brokers Group Inc., Cl. A	4,000	37,000
Janus Capital Group Inc.	17,000	315,000
Kellogg Co.	1,000	15,000
Kraft Foods Inc.	40,000	40,000
Liberty Ventures, Cl. A(e)	10,000	10,000
Loews Corp.	4,000	10,000
Mueller Industries Inc.	10,000	21,000
Navistar International Corp.	7,000	140,000
NCR Corp.	5,000	70,000
Nestlé SA	1,000	26,000
NII Holdings Inc.	10,000	70,000
Oi SA, ADR(f)	258,286	390,027
Post Holdings Inc.	4,250	37,000
Regeneron Pharmaceuticals Inc.	5,000	5,000
Skyline Corp.	2,000	29,000
Sunrise Senior Living Inc.	100,000	100,000
Superior Industries International Inc.	6,700	65,000
The Coca-Cola Co.(g)	65,000	130,000
TripAdvisor Inc.	428	27,428
Turquoise Hill Resources Ltd.(h)	72,900	72,900
Tyco International Ltd.	5,000	203,000
Zimmer Holdings Inc.	3,000	10,000
Rights
Contax Participacoes SA, expire 10/02/12(i)	129	129
Liberty Ventures, expire 10/09/12(j)	3,333	3,333

	Shares	Ownership at September 30, 2012

NET SALES
Common Stocks
ABB Ltd., ADR	(3,000)	22,000
Alcoa Inc.	(5,000)	120,000
AMC Networks Inc.Cl. A	(3,000)	282,000
American Express Co.	(6,000)	459,000
Argo Group International Holdings Ltd.	(1,000)	14,000
Artio Global Investors Inc.	(12,000)	26,000
AutoZone Inc.	(100)	—
Baxter International Inc.	(1,000)	24,000
Boston Scientific Corp.	(8,000)	312,000
BP plc, ADR	(3,000)	89,000
Brunswick Corp.	(1,000)	7,000
BT Group plc, Cl. A	(32,000)	1,000,000
Camden Property Trust	(200)	1,800
CBS Corp., Cl. A, Voting	(5,000)	260,000
CH Energy Group Inc.	(2,000)	55,000
CLARCOR Inc.	(4,000)	138,000
Coldwater Creek Inc.	(7,000)	20,000
Comcast Corp., Cl. A, Special	(2,000)	87,000
ConocoPhillips	(4,000)	204,000
Cooper Industries plc	(5,000)	198,000
DE Master Blenders 1753 NV	(10,000)	670,000
Deckers Outdoor Corp.	(14,000)	10,000
Diebold Inc.	(9,000)	75,000
DIRECTV, Cl. A(c)	(480,000)	—
Discovery Communications Inc., Cl. A	(2,000)	80,000
Donaldson Co. Inc.	(1,000)	375,000
Duke Energy Corp.(d)	(70,000)	—
Edenred	(1,230)	4,000
Emerson Electric Co.	(1,000)	39,000
Exelon Corp.	(9,000)	—
Expedia Inc.	(17,000)	—
FleetCor Technologies Inc.(k)	(997)	—
Flowers Foods Inc.	(7,000)	65,000
Ford Motor Co.	(1,000)	35,000
Fortune Brands Home & Security Inc.	(8,000)	130,000
GATX Corp.	(1,000)	141,000
Gaylord Entertainment Co.	(13,000)	173,000
Gilead Sciences Inc.	(3,500)	—
H.B. Fuller Co.	(6,000)	33,000
H.J. Heinz Co.	(30,000)	33,000
Hanesbrands Inc.	(5,000)	55,000
HSN Inc.	(8,000)	28,000
Huntington Ingalls Industries Inc.	(4,000)	—
Huntsman Corp.	(5,000)	40,000

The Gabelli Equity Trust Inc.

Portfolio Changes (Continued) — Quarter Ended September 30, 2012 (Unaudited)

	Shares	Ownership at September 30, 2012
IAC/InterActiveCorp.	(1,000)	70,000
Il Sole 24 Ore SpA	(50,000)	120,000
Ingredion Inc.	(1,000)	26,000
InterXion Holding NV	(5,000)	35,000
Ivanhoe Mines Ltd.(h)	(54,000)	—
Kaman Corp.	(5,000)	37,800
Kinder Morgan Inc.	(12,114)	80,000
Koninklijke KPN NV(l)	(6,756)	88,244
Life Technologies Corp.	(1,000)	65,000
LSI Corp.	(10,000)	50,000
Material Sciences Corp.	(4,000)	26,000
Modine Manufacturing Co.	(5,000)	230,000
Monster Worldwide Inc.	(18,000)	59,000
National Fuel Gas Co.	(1,000)	7,000
News Corp., Cl. A	(15,000)	650,000
NiSource Inc.	(5,000)	—
Northeast Utilities	(5,000)	60,000
Oi SA, Cl. C, ADR	(8,433)	30,000
OMNOVA Solutions Inc.	(4,000)	263,000
Phillips 66	(4,000)	100,000
Precision Castparts Corp.	(200)	86,000
Regal Entertainment Group, Cl. A	(1,000)	6,000
Rovi Corp.	(2,000)	—
RPC Inc.	(30,000)	35,000
Sally Beauty Holdings Inc.	(11,000)	36,000
SanDisk Corp.	(2,000)	10,000
Sensient Technologies Corp.	(4,000)	204,000
Smiths Group plc	(5,000)	50,000
Spectra Energy Corp.	(7,000)	120,000
Sulzer AG	(400)	15,000
Swedish Match AB	(1,000)	837,000
TE Connectivity Ltd.	(5,000)	50,000
Telecom Argentina SA, ADR	(4,000)	21,000
Tenaris SA, ADR	(8,000)	60,000
Tenneco Inc.	(11,000)	1,000
Terex Corp.	(1,000)	8,000
The Boeing Co.	(2,000)	143,000
The Central Europe and Russia Fund Inc.	(2,000)	100,000
The Clorox Co.	(4,000)	5,000
The Greenbrier Companies Inc.	(2,000)	18,000
The Madison Square Garden Co., Cl. A	(14,000)	341,000
The New Germany Fund Inc.(m)	(275)	72,481

	Shares	Ownership at September 30, 2012
The St. Joe Co.	(10,000)	190,000
Tokyo Broadcasting System Holdings Inc.	(8,000)	50,000
Transocean Ltd.	(2,000)	14,000
Trinity Industries Inc.	(1,000)	38,000
Universal Entertainment Corp.	(10,000)	90,000
Vale SA, ADR	(2,000)	18,000
Waddell & Reed Financial Inc., Cl. A	(4,000)	58,000
Walgreen Co.	(8,000)	66,000
Yahoo! Inc.	(10,000)	400,000
Yakult Honsha Co. Ltd.	(10,000)	350,000
Zep Inc.	(2,000)	98,000
Rights
Ivanhoe Mines Ltd., expire 07/19/12(n)	(54,000)	—

(a)	Stock Split - 3 shares for every 2 shares held. 1,500 shares were sold after stock split.
(b)	Stock Split - 3 shares for every 2 shares held.
(c)	Exchange - 1 share of DIRECTV (25490A309) for every 1 share of DIRECTV, Cl. A (25490A101) held. 13,000 shares of DIRECTV were sold after exchange.
(d)	Reverse Stock Split - 1 share of Duke Energy Corp. (26441C204) for every 3 shares of Duke Energy Corp. (26441C105) held. 5,333 shares were sold after reverse stock split.
(e)	Spin-off - 0.05 shares of Liberty Ventures, Cl. A for every 1 share of Liberty Interactive Corp., Cl. A common stock held.
(f)	Stock Split - 3 shares for every 1 share held. 5,196 shares were sold after stock split.
(g)	Stock Split - 2 shares for every 1 share held.
(h)

Name and identifier change from Ivanhoe Mines Ltd. (46579N103) to Turquoise Hill Resources Ltd. (900435108). 18,900 shares of Ivanhoe Mines Ltd. were received in rights exercised prior to name and identifier change.

(i)	Rights Issuance - 0.0039393925 shares of Contax Participacoes SA, expire 10/02/12 for every 1 share of common stock held. 1 share was sold after rights issuance.
(j)	Spin-off - 0.016667 shares of Liberty Ventures, expire 10/09/12 for every 1 share of Liberty Interactive Corp., Cl. A common stock held.
(k)	Spin-off - 997 shares of FleetCor Technologies Inc. were received related to Chestnut Hill Ventures. 997 shares of FleetCor Technologies Inc. were sold after spin off.
(l)	Tender Offer - €8.00 for every 1 share held.
(m)	Tender Offer - $15.85 for every 1 share held.
(n)	Rights Exercise - 7 shares of Ivanhoe Mines Ltd. (46579N103) for every 20 shares of Ivanhoe Mines Ltd., expire 07/19/12 (46579N152) held.

The Gabelli Equity Trust Inc.

Schedule of Investments — September 30, 2012 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS — 93.4%
	Food and Beverage — 12.0%
109,000	Beam Inc.(a)	$6,271,860
52,500	Brown-Forman Corp., Cl. A	3,281,775
9,375	Brown-Forman Corp., Cl. B	611,719
75,000	Campbell Soup Co.	2,611,500
15,000	Coca-Cola Enterprises Inc.	469,050
54,000	Constellation Brands Inc., Cl. A†	1,746,900
222,000	Danone SA	13,667,815
599,000	Davide Campari - Milano SpA	4,710,838
670,000	DE Master Blenders 1753 NV†	8,071,719
70,000	Dean Foods Co.†	1,144,500
199,000	Diageo plc, ADR	22,433,270
20,000	Diamond Foods Inc.	376,400
50,000	Dole Food Co. Inc.†	701,500
100,000	Dr Pepper Snapple Group Inc.	4,453,000
65,000	Flowers Foods Inc.	1,311,700
83,000	Fomento Economico Mexicano SAB de CV, ADR	7,634,340
40,000	General Mills Inc.	1,594,000
2,050,000	Grupo Bimbo SAB de CV, Cl. A	5,117,136
33,000	H.J. Heinz Co.	1,846,350
44,000	Heineken NV	2,622,992
136,000	Hillshire Brands Co.	3,642,080
26,000	Ingredion Inc.	1,434,160
110,000	ITO EN Ltd.	2,197,463
15,000	Kellogg Co.	774,900
64,000	Kerry Group plc, Cl. A	3,247,372
40,000	Kraft Foods Inc.	1,062,000
160,000	Kraft Foods Inc., Cl. A	6,616,000
11,500	LVMH Moet Hennessy Louis Vuitton SA	1,729,034
70,000	Morinaga Milk Industry Co. Ltd.	238,596
26,000	Nestlé SA	1,639,341
210,000	PepsiCo Inc.	14,861,700
46,000	Pernod-Ricard SA	5,161,094
37,000	Post Holdings Inc.†	1,112,220
70,500	Ralcorp Holdings Inc.†	5,146,500
40,673	Remy Cointreau SA	4,677,881
130,000	The Coca-Cola Co.	4,930,900
20,000	The Hain Celestial Group Inc.†	1,260,000
2,000	The J.M. Smucker Co.	172,660
134,930	Tootsie Roll Industries Inc.	3,640,411
67,000	Tyson Foods Inc., Cl. A	1,073,340
100,000	Viterra Inc.	1,638,694
350,000	Yakult Honsha Co. Ltd.	16,594,054

		173,528,764

	Cable and Satellite — 7.6%
282,000	AMC Networks Inc., Cl. A†	12,272,640
1,170,000	Cablevision Systems Corp., Cl. A	18,544,500
87,000	Comcast Corp., Cl. A, Special	3,027,600
467,000	DIRECTV†	24,498,820
100,000	DISH Network Corp., Cl. A	3,061,000

		Market
Shares		Value
30,740	EchoStar Corp., Cl. A†	$881,008
84,000	Liberty Global Inc., Cl. A†	5,103,000
84,000	Liberty Global Inc., Cl. C†	4,739,280
481,690	Rogers Communications Inc., Cl. B, New York	19,460,276
19,310	Rogers Communications Inc., Cl. B, Toronto	781,750
118,000	Scripps Networks Interactive Inc., Cl. A	7,225,140
154,000	Shaw Communications Inc., Cl. B, New York	3,157,000
40,000	Shaw Communications Inc., Cl. B, Toronto	818,635
67,000	Time Warner Cable Inc.	6,369,020

		109,939,669

	Financial Services — 6.8%
459,000	American Express Co.(a)	26,098,740
14,000	Argo Group International Holdings Ltd.	453,460
26,000	Artio Global Investors Inc.	77,480
72,000	Banco Santander SA, ADR	537,120
128	Berkshire Hathaway Inc., Cl. A†	16,985,600
10,000	Calamos Asset Management Inc., Cl. A	116,400
10,000	CIT Group Inc.†	393,900
80,000	Citigroup Inc.	2,617,600
20,000	Deutsche Bank AG	793,000
10,000	Fortress Investment Group LLC, Cl. A	44,200
24,000	H&R Block Inc.	415,920
37,000	Interactive Brokers Group Inc., Cl. A	518,740
315,000	Janus Capital Group Inc.	2,973,600
49,088	JPMorgan Chase & Co.	1,987,082
30,000	Kinnevik Investment AB, Cl. A	635,733
121,000	Legg Mason Inc.	2,986,280
136,000	Leucadia National Corp.	3,094,000
10,000	Loews Corp.	412,600
135,000	Marsh & McLennan Companies Inc.	4,580,550
11,000	Moody’s Corp.	485,870
22,000	Och-Ziff Capital Management Group LLC, Cl. A	212,520
120,000	State Street Corp.	5,035,200
20,000	SunTrust Banks Inc.	565,400
140,000	T. Rowe Price Group Inc.	8,862,000
203,000	The Bank of New York Mellon Corp.	4,591,860
40,000	The Charles Schwab Corp.	511,600
14,500	The Dun & Bradstreet Corp.	1,154,490
58,000	Waddell & Reed Financial Inc., Cl. A	1,900,660
270,000	Wells Fargo & Co.	9,323,100
13,000	WR Berkley Corp.	487,370

		98,852,075

	Energy and Utilities — 5.8%
22,000	ABB Ltd., ADR	411,400
32,000	Anadarko Petroleum Corp.	2,237,440
60,000	Apache Corp.	5,188,200
89,000	BP plc, ADR	3,770,040
55,000	CH Energy Group Inc.	3,586,550
29,000	CMS Energy Corp.	682,950
204,000	ConocoPhillips	11,664,720
22,000	CONSOL Energy Inc.	661,100

See accompanying notes to schedule of investments.

The Gabelli Equity Trust Inc.

Schedule of Investments (Continued) — September 30, 2012 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS (Continued)
	Energy and Utilities (Continued)
18,000	Duke Energy Corp.	$1,166,400
236,000	El Paso Electric Co.	8,083,000
75,000	Exxon Mobil Corp.	6,858,750
15,000	GenOn Energy Inc.†	37,950
140,000	GenOn Energy Inc., Escrow†(b)	0
198,000	Halliburton Co.	6,670,620
80,000	Kinder Morgan Inc.	2,841,600
12,000	Marathon Oil Corp.	354,840
6,000	Marathon Petroleum Corp.	327,540
7,000	National Fuel Gas Co.	378,280
22,000	NextEra Energy Inc.	1,547,260
2,000	Niko Resources Ltd., OTC	27,500
500	Niko Resources Ltd., Toronto	6,907
60,000	Northeast Utilities	2,293,800
38,000	Oceaneering International Inc.	2,099,500
100,000	Phillips 66	4,637,000
175,000	Rowan Companies plc, Cl. A†	5,909,750
35,000	RPC Inc.	416,150
5,000	SJW Corp.	126,800
20,000	Southwest Gas Corp.	884,000
120,000	Spectra Energy Corp.	3,523,200
60,000	The AES Corp.†	658,200
14,000	Transocean Ltd.†	628,460
205,000	Westar Energy Inc.	6,080,300

		83,760,207

	Diversified Industrial — 5.8%
3,000	Acuity Brands Inc.	189,870
157,000	Ampco-Pittsburgh Corp.	2,896,650
7,000	Brunswick Corp.	158,410
198,000	Cooper Industries plc	14,861,880
207,000	Crane Co.	8,265,510
200,000	General Electric Co.	4,542,000
154,000	Greif Inc., Cl. A	6,803,720
15,000	Greif Inc., Cl. B	741,900
30,000	Griffon Corp.	309,000
389,000	Honeywell International Inc.	23,242,750
128,000	ITT Corp.	2,579,200
11,000	Jardine Strategic Holdings Ltd.	373,120
2,000	Kennametal Inc.	74,160
26,000	Material Sciences Corp.†	237,640
95,000	Park-Ohio Holdings Corp.†	2,058,650
1,000	Pentair Inc.	44,510
50,000	Smiths Group plc	837,276
15,000	Sulzer AG	2,185,008
8,000	Terex Corp.†	180,640
15,000	Tredegar Corp.	266,100
38,000	Trinity Industries Inc.	1,138,860
203,000	Tyco International Ltd.	11,420,780

		83,407,634

		Market
Shares		Value
	Equipment and Supplies — 5.8%
471,000	AMETEK Inc.	$16,696,950
3,500	Amphenol Corp., Cl. A	206,080
94,000	CIRCOR International Inc.	3,548,500
375,000	Donaldson Co. Inc.	13,016,250
98,000	Flowserve Corp.	12,518,520
22,000	Franklin Electric Co. Inc.	1,330,780
60,000	Gerber Scientific Inc., Escrow†(b)	600
100,000	GrafTech International Ltd.†	899,000
288,000	IDEX Corp.	12,029,760
40,000	Ingersoll-Rand plc	1,792,800
178,000	Lufkin Industries Inc.	9,579,960
21,000	Mueller Industries Inc.	954,870
22,000	Sealed Air Corp.	340,120
60,000	Tenaris SA, ADR	2,446,200
18,000	The Greenbrier Companies Inc.†	290,520
4,000	The Manitowoc Co. Inc.	53,360
70,000	The Weir Group plc	1,998,483
150,000	Watts Water Technologies Inc., Cl. A	5,674,500

		83,377,253

	Entertainment — 5.1%
2,002	Chestnut Hill Ventures†(b)	130,460
80,000	Discovery Communications Inc., Cl. A†	4,770,400
82,000	Discovery Communications Inc., Cl. C†	4,595,280
500	DreamWorks Animation SKG Inc., Cl. A†	9,615
645,000	Grupo Televisa SAB, ADR	15,163,950
6,000	Regal Entertainment Group, Cl. A	84,420
32,000	Societe d’Edition de Canal +	197,137
341,000	The Madison Square Garden Co., Cl. A†	13,732,070
220,000	Time Warner Inc.	9,972,600
50,000	Tokyo Broadcasting System Holdings Inc.	523,450
90,000	Universal Entertainment Corp.	1,825,602
290,000	Viacom Inc., Cl. A	15,776,000
330,666	Vivendi SA	6,448,195

		73,229,179

	Health Care — 4.0%
10,000	Abbott Laboratories	685,600
13,000	Allergan Inc.	1,190,540
36,000	Amgen Inc.	3,035,520
24,000	Baxter International Inc.	1,446,240
15,000	Becton, Dickinson and Co.	1,178,400
31,000	Biogen Idec Inc.†	4,626,130
312,000	Boston Scientific Corp.†	1,790,880
85,000	Bristol-Myers Squibb Co.	2,868,750
49,000	Covidien plc	2,911,580
8,000	Endo Health Solutions Inc.†	253,760
28,000	Henry Schein Inc.†	2,219,560
30,000	Hospira Inc.†	984,600
40,000	Johnson & Johnson	2,756,400
65,000	Life Technologies Corp.†	3,177,200
40,000	Mead Johnson Nutrition Co.	2,931,200

See accompanying notes to schedule of investments.

The Gabelli Equity Trust Inc.

Schedule of Investments (Continued) — September 30, 2012 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS (Continued)
	Health Care (Continued)
100,000	Merck & Co. Inc.	$4,510,000
9,600	Nobel Biocare Holding AG	96,255
97,000	Novartis AG, ADR	5,942,220
5,000	Regeneron Pharmaceuticals Inc.†	763,300
100,000	Sunrise Senior Living Inc.†	1,427,000
10,000	Teva Pharmaceutical Industries Ltd., ADR	414,100
94,000	UnitedHealth Group Inc.	5,208,540
4,000	Waters Corp.†	333,320
12,000	Watson Pharmaceuticals Inc.†	1,021,920
60,000	William Demant Holding A/S†	5,377,919
10,000	Zimmer Holdings Inc.	676,200

		57,827,134

	Consumer Products — 3.9%
65,000	Avon Products Inc.	1,036,750
11,000	Blyth Inc.	285,890
16,500	Christian Dior SA	2,213,627
24,000	Church & Dwight Co. Inc.	1,295,760
10,000	Deckers Outdoor Corp.†	366,400
94,000	Energizer Holdings Inc.	7,013,340
2,100	Givaudan SA	1,992,823
55,000	Hanesbrands Inc.†	1,753,400
28,000	Harley-Davidson Inc.	1,186,360
4,000	Jarden Corp.	211,360
7,000	Mattel Inc.	248,360
11,683	National Presto Industries Inc.	851,457
10,000	Oil-Dri Corp. of America	231,400
55,000	Reckitt Benckiser Group plc	3,166,229
32,400	Svenska Cellulosa AB, Cl. B	601,754
837,000	Swedish Match AB	33,842,894
5,000	The Clorox Co.	360,250
2,000	The Estee Lauder Companies Inc., Cl. A	123,140

		56,781,194

	Telecommunications — 3.7%
65,000	BCE Inc.	2,856,100
1,000,000	BT Group plc, Cl. A	3,725,355
7,040,836	Cable & Wireless Jamaica Ltd.(c)	18,123
620,000	Cincinnati Bell Inc.†	3,534,000
130,000	Deutsche Telekom AG, ADR	1,602,900
36,000	Hellenic Telecommunications Organization SA†	134,622
15,000	Hellenic Telecommunications Organization SA, ADR†	27,300
88,244	Koninklijke KPN NV	674,264
70,000	NII Holdings Inc.†	549,500
390,027	Oi SA, ADR	1,567,909
30,000	Oi SA, Cl. C, ADR	148,800
750,000	Sprint Nextel Corp.†	4,140,000
21,000	Telecom Argentina SA, ADR	210,210
565,000	Telecom Italia SpA	566,321
88,253	Telefonica Brasil SA, ADR	1,918,620

		Market
Shares		Value
597,315	Telefonica SA, ADR	$7,932,343
80,000	Telefonos de Mexico SAB de CV, Cl. L	63,954
610,740	Telephone & Data Systems Inc.	15,641,051
15,000	TELUS Corp.	946,140
150,000	Verizon Communications Inc.	6,835,500

		53,093,012

	Automotive: Parts and Accessories — 3.2%
69,000	BorgWarner Inc.†	4,768,590
138,000	CLARCOR Inc.	6,158,940
215,000	Dana Holding Corp.	2,644,500
256,000	Genuine Parts Co.	15,623,680
147,000	Johnson Controls Inc.	4,027,800
230,000	Modine Manufacturing Co.†	1,697,400
85,000	O’Reilly Automotive Inc.†	7,107,700
152,000	Standard Motor Products Inc.	2,799,840
65,000	Superior Industries International Inc.	1,110,850
1,000	Tenneco Inc.†	28,000

		45,967,300

	Retail — 2.9%
20,000	Abercrombie & Fitch Co., Cl. A	678,400
71,000	AutoNation Inc.†	3,100,570
60,000	Burger King Worldwide Inc.	836,400
10,000	Coinstar Inc.†	449,800
20,000	Coldwater Creek Inc.†	16,600
126,000	Collective Brands Inc.†	2,735,460
40,000	Costco Wholesale Corp.	4,005,000
120,000	CVS Caremark Corp.	5,810,400
28,000	HSN Inc.	1,373,400
377,000	Macy’s Inc.	14,182,740
36,000	Sally Beauty Holdings Inc.†	903,240
13,000	The Cheesecake Factory Inc.	464,750
5,000	Tiffany & Co.	309,400
66,000	Walgreen Co.	2,405,040
39,000	Wal-Mart Stores Inc.	2,878,200
21,000	Whole Foods Market Inc.	2,045,400

		42,194,800

	Consumer Services — 2.8%
70,000	IAC/InterActiveCorp.	3,644,200
200,000	Liberty Interactive Corp., Cl. A†	3,700,000
10,000	Liberty Ventures, Cl. A†	496,400
1,337,000	Rollins Inc.	31,272,430
27,428	TripAdvisor Inc.†	903,204

		40,016,234

	Machinery — 2.7%
15,000	Caterpillar Inc.	1,290,600
12,000	CNH Global NV†	465,240
376,000	Deere & Co.(a)	31,016,240
267,000	Xylem Inc.	6,715,050

		39,487,130

See accompanying notes to schedule of investments.

The Gabelli Equity Trust Inc.

Schedule of Investments (Continued) — September 30, 2012 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS (Continued)
	Publishing — 2.5%
120,000	Il Sole 24 Ore SpA†	$93,526
130,000	Media General Inc., Cl. A†	673,400
110,000	Meredith Corp.	3,850,000
650,000	News Corp., Cl. A	15,944,500
355,000	News Corp., Cl. B	8,804,000
27,000	The E.W. Scripps Co., Cl. A†	287,550
116,000	The McGraw-Hill Companies Inc.	6,332,440

		35,985,416

	Aerospace and Defense — 2.3%
612,015	BBA Aviation plc	1,951,863
240,000	Exelis Inc.	2,481,600
37,800	Kaman Corp.	1,355,508
3,000	Lockheed Martin Corp.	280,140
25,000	Northrop Grumman Corp.	1,660,750
1,200,000	Rolls-Royce Holdings plc	16,335,367
143,000	The Boeing Co.(a)	9,955,660

		34,020,888

	Business Services — 2.2%
1	Ascent Capital Group Inc., Cl. A†	54
159,000	Clear Channel Outdoor Holdings Inc., Cl. A	950,820
33,000	Contax Participacoes SA, Preference	309,449
75,000	Diebold Inc.	2,528,250
4,000	Edenred	112,390
200,000	G4S plc	858,107
18,000	Jardine Matheson Holdings Ltd.	1,024,200
89,000	Landauer Inc.	5,315,080
36,500	MasterCard Inc., Cl. A	16,479,020
59,000	Monster Worldwide Inc.†	432,470
315,000	The Interpublic Group of Companies Inc.	3,502,800
4,000	Visa Inc., Cl. A	537,120

		32,049,760

	Aviation: Parts and Services — 1.9%
320,000	Curtiss-Wright Corp.	10,464,000
275,000	GenCorp Inc.†	2,609,750
86,000	Precision Castparts Corp.	14,047,240

		27,120,990

	Hotels and Gaming — 1.6%
20,000	Accor SA	667,069
173,000	Gaylord Entertainment Co.†	6,838,690
70,000	Genting Singapore plc	78,145
8,000	Hyatt Hotels Corp., Cl. A†	321,200
32,000	Interval Leisure Group Inc.	605,760
1,330,000	Ladbrokes plc	3,711,209
54,000	Las Vegas Sands Corp.	2,503,980
3,600,000	Mandarin Oriental International Ltd.	5,202,000
90,000	MGM China Holdings Ltd.	155,764
30,000	MGM Resorts International†	322,500
32,000	Orient-Express Hotels Ltd., Cl. A†	284,800

		Market
Shares		Value
40,000	Pinnacle Entertainment Inc.†	$490,000
34,000	Starwood Hotels & Resorts Worldwide Inc.	1,970,640
200,000	The Hongkong & Shanghai Hotels Ltd.	236,779
2,000	Wynn Resorts Ltd.	230,880

		23,619,416

	Specialty Chemicals — 1.4%
9,000	Ashland Inc.	644,400
24,000	E. I. du Pont de Nemours and Co.	1,206,480
410,000	Ferro Corp.†	1,406,300
8,000	FMC Corp.	443,040
33,000	H.B. Fuller Co.	1,012,440
40,000	Huntsman Corp.	597,200
67,000	International Flavors & Fragrances Inc.	3,991,860
263,000	OMNOVA Solutions Inc.†	1,990,910
204,000	Sensient Technologies Corp.	7,499,040
1,000	SGL Carbon SE	40,081
98,000	Zep Inc.	1,481,760

		20,313,511

	Broadcasting — 1.3%
260,000	CBS Corp., Cl. A, Voting	9,466,600
2,000	Cogeco Inc.	73,014
22,334	Corus Entertainment Inc., Cl. B, OTC	515,915
6,666	Corus Entertainment Inc., Cl. B, Toronto	155,072
30,000	Gray Television Inc.†	68,400
80,000	Liberty Media Corp. - Liberty Capital, Cl. A†	8,333,600
24,000	LIN TV Corp., Cl. A†	105,600
100,000	Television Broadcasts Ltd.	738,969

		19,457,170

	Metals and Mining — 1.2%
44,000	Agnico-Eagle Mines Ltd.	2,282,720
120,000	Alcoa Inc.	1,062,000
64,000	Barrick Gold Corp.	2,672,640
24,000	Freeport-McMoRan Copper & Gold Inc.	949,920
5,000	Materion Corp.	119,000
50,000	New Hope Corp. Ltd.	233,393
156,000	Newmont Mining Corp.	8,737,560
72,900	Turquoise Hill Resources Ltd.†	618,192
18,000	Vale SA, ADR	322,200

		16,997,625

	Electronics — 1.1%
19,000	Bel Fuse Inc., Cl. A	332,120
39,000	Emerson Electric Co.	1,882,530
4,000	Hitachi Ltd., ADR	222,000
90,000	Intel Corp.	2,041,200
36,342	Koninklijke Philips Electronics NV	852,227
50,000	LSI Corp.†	345,500
2,400	Mettler-Toledo International Inc.†	409,776
20,000	Molex Inc., Cl. A	434,400
50,000	TE Connectivity Ltd.	1,700,500

See accompanying notes to schedule of investments.

The Gabelli Equity Trust Inc.

Schedule of Investments (Continued) — September 30, 2012 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS (Continued)
	Electronics (Continued)
270,000	Texas Instruments Inc.	$7,438,500

		15,658,753

	Wireless Communications — 1.0%
130,000	America Movil SAB de CV, Cl. L, ADR	3,307,200
7,000	Millicom International Cellular SA, SDR	649,510
1,500	NTT DoCoMo Inc.	2,433,368
54,075	Tim Participacoes SA, ADR	1,039,322
118,000	United States Cellular Corp.†	4,617,340
65,000	Vodafone Group plc, ADR	1,852,175

		13,898,915

	Environmental Services — 0.8%
210,000	Republic Services Inc.	5,777,100
170,000	Waste Management Inc.	5,453,600

		11,230,700

	Computer Software and Services — 0.8%
7,000	Check Point Software Technologies Ltd.†	337,120
20,000	Electronic Arts Inc.†	253,800
35,000	InterXion Holding NV†	795,200
70,000	NCR Corp.†	1,631,700
26,000	Rockwell Automation Inc.	1,808,300
400,000	Yahoo! Inc.†	6,390,000

		11,216,120

	Agriculture — 0.7%
254,000	Archer-Daniels-Midland Co.	6,903,720
20,000	Monsanto Co.	1,820,400
15,000	Syngenta AG, ADR	1,122,750
10,000	The Mosaic Co.	576,100

		10,422,970

	Communications Equipment — 0.6%
75,000	Cisco Systems Inc.	1,431,750
500,000	Corning Inc.	6,575,000

		8,006,750

	Automotive — 0.4%
35,000	Ford Motor Co.	345,100
140,000	Navistar International Corp.†	2,952,600
81,000	PACCAR Inc.	3,242,025

		6,539,725

	Transportation — 0.4%
141,000	GATX Corp.	5,984,040

	Real Estate — 0.4%
55,500	Griffin Land & Nurseries Inc.	1,872,015
190,000	The St. Joe Co.†	3,705,000

		5,577,015

		Market
Shares		Value
	Closed-End Funds — 0.3%
30,000	Royce Value Trust Inc.	$392,100
100,000	The Central Europe and Russia Fund Inc.	3,339,000
72,481	The New Germany Fund Inc.	1,051,699

		4,782,799

	Building and Construction — 0.3%
130,000	Fortune Brands Home & Security Inc.†	3,511,300
25,000	Layne Christensen Co.†	490,250
10,000	Tutor Perini Corp.†	114,400

		4,115,950

	Real Estate Investment Trusts — 0.1%
1,800	Camden Property Trust	116,082
34,000	Rayonier Inc.	1,666,340

		1,782,422

	Manufactured Housing and Recreational Vehicles — 0.0%
6,400	Martin Marietta Materials Inc.	530,368
10,000	Nobility Homes Inc.†	55,250
29,000	Skyline Corp.	156,890

		742,508

	Computer Hardware — 0.0%
10,000	SanDisk Corp.†	434,300

	TOTAL COMMON STOCKS	1,351,419,328

	CONVERTIBLE PREFERRED STOCKS — 0.1%
	Telecommunications — 0.1%
22,500	Cincinnati Bell Inc.,
	6.750% Cv. Pfd., Ser. B	1,018,350

	RIGHTS — 0.0%
	Business Services — 0.0%
129	Contax Participacoes SA, expire 10/02/12†(b)	0

	Consumer Services — 0.0%
3,333	Liberty Ventures, expire 10/09/12†	45,133

	TOTAL RIGHTS	45,133

	WARRANTS — 0.0%
	Energy and Utilities — 0.0%
140,800	Kinder Morgan Inc., expire 05/25/17†	491,392

	Retail — 0.0%
145,000	Talbots Inc., expire 04/06/15†(b)	15

	TOTAL WARRANTS	491,407

See accompanying notes to schedule of investments.

The Gabelli Equity Trust Inc.

Schedule of Investments (Continued) — September 30, 2012 (Unaudited)

Principal		Market
Amount		Value
	CONVERTIBLE CORPORATE BONDS — 0.1%
	Diversified Industrial — 0.1%
$ 2,000,000	Griffon Corp., Sub. Deb. Cv.
	4.000%, 01/15/17(d)	$2,042,500

	U.S. GOVERNMENT OBLIGATIONS — 6.4%
92,280,000	U.S. Treasury Bills,
	0.090% to 0.130%††,
	10/18/12 to 04/04/13(a)	92,233,836

	TOTAL INVESTMENTS — 100.0% (Cost $918,402,548)	$1,447,250,554

	Aggregate tax cost	$918,402,548

	Gross unrealized appreciation	$579,126,821
	Gross unrealized depreciation	(50,278,815)

	Net unrealized appreciation/depreciation	$528,848,006

Number of Contracts		Expiration Date	Unrealized Appreciation
	FUTURES CONTRACTS — SHORT POSITION
434	S & P 500 E-Mini Futures(e)	12/21/12	$16,166

(a)	Securities, or a portion thereof, with a value of $41,154,900 were pledged as collateral for futures contracts.
(b)

Security fair valued under procedures established by the Board of Directors. The procedures may include reviewing available financial information about the company and reviewing the valuation of comparable securities and other factors on a regular basis. At September 30, 2012, the market value of fair valued securities amounted to $131,075 or 0.01% of total investments.

(c)

At September 30, 2012, the Fund held an investment in a restricted security amounting to $18,123 or 0.00% of total investments, which was valued under methods approved by the Board of Directors as follows:

Acquisition Shares	Issuer	Acquisition Date	Acquisition Cost	09/30/12 Carrying Value Per Unit
7,040,836	Cable & Wireless Jamaica Ltd.	09/30/93	$128,658	$0.0026
(d)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2012, the market value of the Rule 144A security amounted to $2,042,500 or 0.14% of total investments.

(e)	At September 30, 2012, the Fund had entered into futures contracts with UBS AG.
†	Non-income producing security.
††	Represents annualized yield at date of purchase.
ADR	American Depositary Receipt
SDR	Swedish Depositary Receipt

Geographic Diversification	%of Market Value	Market Value
North America	80.6%	$1,166,874,601
Europe	14.6	210,739,579
Latin America	2.6	37,559,472
Japan	1.7	24,034,532
Asia/Pacific	0.5	8,042,370

Total Investments	100.0%	$1,447,250,554

See accompanying notes to schedule of investments.

The Gabelli Equity Trust Inc.

Notes to Schedule of Investments (Unaudited)

The Fund’s schedule of investments is prepared in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”), which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its schedule of investments.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

—	Level 1 — quoted prices in active markets for identical securities;

—	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

—	Level 3 — significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).

The Gabelli Equity Trust Inc.

Notes to Schedule of Investments (Unaudited) (Continued)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities and other financial instruments by inputs used to value the Fund’s investments as of September 30, 2012 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 9/30/12
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Energy and Utilities	$ 83,760,207	—	$ 0	$ 83,760,207
Equipment and Supplies	83,376,653	—	600	83,377,253
Entertainment	73,098,719	—	130,460	73,229,179
Other Industries(a)	1,111,052,689	—	—	1,111,052,689
Total Common Stocks	1,351,288,268	—	131,060	1,351,419,328
Convertible Preferred Stocks(a)	1,018,350	—	—	1,018,350
Rights(a)	45,133	—	0	45,133
Warrants(a)	491,392	—	15	491,407
Convertible Corporate Bonds	—	$ 2,042,500	—	2,042,500
U.S. Government Obligations	—	92,233,836	—	92,233,836
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$1,352,843,143	$94,276,336	$131,075	$1,447,250,554

OTHER FINANCIAL INSTRUMENTS:
ASSETS (Unrealized Appreciation):*
EQUITY CONTRACTS
Futures Contracts Sold(b)	$ 16,166	$ —	$ —	$ 16,166

(a)	Please refer to the Schedule of Investments (“SOI”) for the industry classifications of these portfolio holdings.
(b)	Represents cumulative unrealized appreciation of futures contracts as reported in the SOI.
*	Other financial instruments are derivatives reflected in the SOI, such as futures, forwards, and swaps, which are valued at the unrealized appreciation/depreciation of the instrument.

The Fund did not have transfers between Level 1 and Level 2 during the period ended September 30, 2012. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

Additional Information to Evaluate Quantitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or

The Gabelli Equity Trust Inc.

Notes to Schedule of Investments (Unaudited) (Continued)

which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purposes of increasing the income of the Fund, hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase, or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

The Fund’s derivative contracts held at September 30, 2012, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

Swap Agreements. The Fund may enter into equity contract for difference swap transactions for the purpose of increasing the income of the Fund. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In an equity contract for difference swap, a set of future cash flows is exchanged between two counterparties. One of these cash flow streams will typically be based on a reference interest rate combined with the performance of a notional value of shares of a stock. The other will be based on the performance of the shares of a stock. Depending on the general state of short-term interest rates and the returns on the Fund’s portfolio securities at the time an equity contract for difference swap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction. At September 30, 2012, the Fund held no investments in equity contract for difference swap agreements.

Futures Contracts. The Fund may engage in futures contracts for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are included in unrealized appreciation/depreciation on futures contracts. The Fund recognizes a realized gain or loss when the contract is closed.

The Gabelli Equity Trust Inc.

Notes to Schedule of Investments (Unaudited) (Continued)

There are several risks in connection with the use of futures contracts as a hedging instrument. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. Open positions in futures contracts at September 30, 2012 are reflected within the Schedule of Investments.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 10% of its net assets in securities for which the markets are restricted. Restricted securities include securities the disposition of which is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. For the restricted securities the Fund held as of September 30, 2012, refer to the Schedule of Investments.

The Gabelli Equity Trust Inc.

Notes to Schedule of Investments (Unaudited) (Continued)

Tax Information. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

At December 31, 2011, the Fund had net capital loss carryforwards for federal income tax purposes which are available to reduce future required distributions of net capital gains to shareholders. Under the Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward for an unlimited period capital losses incurred in years beginning after December 22, 2010. In addition, these losses must be utilized prior to the losses incurred in pre-enactment taxable years. As a result of the rule, pre-enactment capital loss carryforwards may have an increased likelihood of expiring unused. Additionally, post enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Capital Loss Carryforward Available through 2016	$1,756,451
Capital Loss Carryforward Available through 2017	53,348,591
Capital Loss Carryforward Available through 2018	13,356,222

Total Capital Loss Carryforwards.	$68,461,264

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

DIRECTORS AND OFFICERS

THE GABELLI EQUITY TRUST INC.

One Corporate Center, Rye, NY 10580-1422

Directors

Mario J. Gabelli, CFA

Chairman & Chief Executive Officer,

GAMCO Investors, Inc.

Anthony J. Colavita

President, Anthony J. Colavita, P.C.

James P. Conn

Former Managing Director &

Chief Investment Officer,

Financial Security Assurance Holdings Ltd.

Frank J. Fahrenkopf, Jr.

President & Chief Executive Officer,

American Gaming Association

Arthur V. Ferrara

Former Chairman & Chief Executive Officer,

Guardian Life Insurance Company of America

William F. Heitmann

Former Senior Vice President of Finance,

Verizon Communications, Inc.

Anthony R. Pustorino

Certified Public Accountant,

Professor Emeritus, Pace University

Salvatore J. Zizza

Chairman, Zizza & Associates Corp.

Officers

Bruce N. Alpert

President & Acting Chief Compliance Officer

Agnes Mullady

Treasurer & Secretary

Carter W. Austin

Vice President

Molly A.F. Marion

Vice President & Ombudsman

Investment Adviser

Gabelli Funds, LLC

One Corporate Center

Rye, New York 10580-1422

Custodian

The Bank of New York Mellon

Counsel

Willkie Farr & Gallagher LLP

Transfer Agent and Registrar

Computershare Trust Company, N.A.

Stock Exchange Listing

	Common	Series D Preferred	Series F Preferred
NYSE–Symbol:	GAB	GAB PrD	GAB PrF
Shares Outstanding:	186,959,527	2,363,860	3,028,209
		Series G Preferred	Series H Preferred
NYSE–Symbol:		GAB PrG	GAB PrH
Shares Outstanding:		2,816,524	4,200,000

The Net Asset Value per share appears in the Publicly Traded Funds column, under the heading “General Equity Funds,” in Monday’s The Wall Street Journal. It is also listed in Barron’s Mutual Funds/Closed End Funds section under the heading “General Equity Funds.”

The Net Asset Value per share may be obtained each day by calling (914) 921-5070 or visiting www.gabelli.com. The NASDAQ symbol for the Net Asset Value is “XGABX.”

For general information about the Gabelli Funds, call 800-GABELLI (800-422-3554), fax us at 914-921-5118, visit Gabelli Funds’ Internet homepage at: www.gabelli.com, or e-mail us at: closedend@gabelli.com

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may, from time to time, purchase its common shares in the open market when the Fund’s shares are trading at a discount of 10% or more from the net asset value of the shares. The Fund may also, from time to time, purchase its preferred shares in the open market when the preferred shares are trading at a discount to the liquidation value.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Gabelli Equity Trust Inc.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	11/27/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	11/27/12

By (Signature and Title)*	/s/ Agnes Mullady
Agnes Mullady, Principal Financial Officer and Treasurer

Date	11/27/12

* Print the name and title of each signing officer under his or her signature.